Investment Objectives and Goals	Sep. 03, 2026
Simplify Managed Futures Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Simplify Managed Futures Strategy ETF
Simplify Commodities Strategy No K-1 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Simplify Commodities Strategy No K-1 ETF